UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22705

SSGA MASTER TRUST

(Exact name of registrant as specified in charter)

One Lincoln Street, Boston, Massachusetts 02111

(Address of principal executive offices) (zip code)

Ryan M. Louvar, Esq.

State Street Bank and Trust Company

One Lincoln Street/CPH0326

Boston, Massachusetts 02111

(Name and address of agent for service)

Copy to:

W. John McGuire, Esq.

Bingham McCutchen LLP

2020 K Street, N.W.

Washington, DC 20006

Registrant’s telephone number, including area code: (866) 787-2257

Date of fiscal year end: June 30

Date of reporting period: December 31, 2012

Item 1. Reports to Shareholders.

SSgA Master Trust

Semi-Annual Report December 31, 2012

SSGA MULTI-ASSET REAL RETURN PORTFOLIO — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

DESCRIPTION	SPDR S&P GLOBAL NATURAL RESOURCES ETF	SPDR BARCLAYS TIPS ETF	POWERSHARES DB COMMODITY INDEX TRACKING FUND	SPDR DOW JONES REIT ETF	SPDR DOW JONES INTERNATIONAL REAL ESTATE ETF
MARKET VALUE	$21,960,384	9,199,566	8,477,178	6,655,740	6,509,151
% OF NET ASSETS	29.7	12.4	11.5	9.0	8.8

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in a particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF NET ASSETS
Natural Resources	44.6%
Inflation Linked	20.3
Real Estate	17.8
Commodities	16.4
Short Term Investment	0.3
Other Assets & Liabilities	0.6
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA INCOME ALLOCATION PORTFOLIO — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

DESCRIPTION	SPDR BARCLAYS LONG TERM CORPORATE BOND ETF	SPDR S&P DIVIDEND ETF	SPDR WELLS FARGO PREFERRED STOCK ETF	SPDR S&P EMERGING MARKETS DIVIDEND ETF	SPDR S&P INTERNATIONAL DIVIDEND ETF
MARKET VALUE	$7,272,729	6,822,982	4,258,347	4,244,030	4,017,316
% OF NET ASSETS	14.1	13.2	8.2	8.2	7.8

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in a particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF NET ASSETS
Domestic Fixed Income	31.7%
International Equity	30.6
Domestic Equity	21.4
Real Estate	5.5
International Fixed Income	5.1
Inflation Linked	4.4
Short Term Investment	0.5
Other Assets & Liabilities	0.8
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.

SSGA GLOBAL ALLOCATION PORTFOLIO — PORTFOLIO SUMMARY

TOP FIVE HOLDINGS AS OF DECEMBER 31, 2012

DESCRIPTION	SPDR S&P 500 ETF TRUST	SPDR S&P WORLD EX-US ETF	SPDR BARCLAYS INTERMEDIATE TERM CORPORATE BOND ETF	SPDR BARCLAYS HIGH YIELD BOND ETF	SPDR S&P EMERGING MARKETS ETF
MARKET VALUE	$2,171,862	2,124,655	1,381,902	1,111,069	721,526
% OF NET ASSETS	15.4	15.1	9.8	7.9	5.1

(The five largest holdings are subject to change, and there are no guarantees the Portfolio will continue to remain invested in a particular Fund.)

ASSET ALLOCATION AS OF DECEMBER 31, 2012*

PERCENT OF NET ASSETS
International Equity	31.5%
Domestic Equity	28.0
Domestic Fixed Income	26.4
Real Estate	4.0
International Fixed Income	3.0
Inflation Linked	3.0
Commodities	2.4
Short Term Investment	0.0 **
Other Assets & Liabilities	1.7
TOTAL	100.0%

*	The Portfolio’s asset allocation is expressed as a percentage of net assets and may change over time.
**	Amount represents less than 0.05% of net assets.

SSgA MULTI-ASSET REAL RETURN PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 99.1%
COMMODITIES — 16.4%
PowerShares DB Commodity Index Tracking Fund (a)	305,154	$8,477,178
PowerShares DB Gold Fund (a)	49,728	2,851,901
PowerShares DB Oil Fund (a)	29,599	767,798

		12,096,877

INFLATION LINKED — 20.3%
SPDR Barclays TIPS ETF (b)	151,508	9,199,566
SPDR DB International Government Inflation-Protected Bond ETF (b)	92,138	5,854,448

		15,054,014

NATURAL RESOURCES — 44.6%
Market Vectors Gold Miners ETF	30,817	1,429,601
PowerShares Global Agriculture Portfolio	72,435	2,225,928
SPDR S&P Global Natural Resources ETF (b)	425,919	21,960,384
SPDR S&P International Energy Sector ETF (b)	58,826	1,468,238
SPDR S&P Metals & Mining ETF (b)	49,881	2,251,628
The Energy Select Sector SPDR Fund (b)	51,123	3,652,227

		32,988,006

REAL ESTATE — 17.8%
SPDR Dow Jones International Real Estate ETF (b)	157,416	6,509,151
SPDR Dow Jones REIT ETF (b)	91,212	6,655,740

		13,164,891

TOTAL EXCHANGE TRADED PRODUCTS (Cost $72,742,470)		73,303,788

SHORT TERM INVESTMENT — 0.3%
MONEY MARKET FUND — 0.3%
State Street Institutional Liquid Reserves Fund 0.17% (b) (c) (Cost $260,893)	260,893	260,893

TOTAL INVESTMENTS — 99.4% (d) (Cost $73,003,363)		73,564,681
OTHER ASSETS & LIABILITIES — 0.6%		424,270

NET ASSETS — 100.0%		$73,988,951

(a)	Qualified Publicly Traded Partnerships.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	The rate shown is the annualized seven-day yield at period end.
(d)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SSgA INCOME ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 98.7%
DOMESTIC EQUITY — 21.4%
SPDR S&P Dividend ETF (a)	117,314	$6,822,982
SPDR Wells Fargo Preferred Stock ETF (a)	94,672	4,258,347

		11,081,329

DOMESTIC FIXED INCOME — 31.7%
SPDR Barclays Convertible Securities ETF (a)	7,175	289,153
SPDR Barclays High Yield Bond ETF (a)	94,020	3,826,614
SPDR Barclays Long Term Corporate Bond ETF (a)	176,780	7,272,729
SPDR Barclays Long Term Treasury ETF (a)	56,866	3,986,875
SPDR Barclays Short Term High Yield Bond ETF (a)	16,539	505,266
SPDR Nuveen Barclays Build American Bond ETF (a)	8,185	503,787

		16,384,424

INFLATION LINKED — 4.4%
SPDR Barclays TIPS ETF (a)	37,228	2,260,484

INTERNATIONAL EQUITY — 30.6%
SPDR EURO STOXX 50 ETF (a)	16,003	554,664
SPDR FTSE/Macquarie Global Infrastructure 100 ETF (a)	89,920	3,620,179
SPDR S&P Emerging Markets Dividend ETF (a)	89,954	4,244,030
SPDR S&P International Dividend ETF (a)	83,607	4,017,316
SPDR S&P International Telecommunications Sector ETF (a)	33,304	732,688
SPDR STOXX Europe 50 ETF (a)	79,167	2,661,595

		15,830,472

INTERNATIONAL FIXED INCOME — 5.1%
SPDR Barclays Emerging Markets Local Bond ETF (a)	43,924	1,418,306
SPDR Barclays International Corporate Bond ETF (a)	33,767	1,195,352

		2,613,658

REAL ESTATE — 5.5%
SPDR Dow Jones International Real Estate ETF (a)	24,890	1,029,201
SPDR Dow Jones REIT ETF (a)	24,642	1,798,127

		2,827,328

TOTAL EXCHANGE TRADED PRODUCTS (Cost $50,129,807)		50,997,695

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.5%
MONEY MARKET FUND — 0.5%
State Street Institutional Liquid Reserves Fund 0.17% (a) (b) (Cost $270,006)	270,006	$270,006

TOTAL INVESTMENTS — 99.2% (c) (Cost $50,399,813)		51,267,701
OTHER ASSETS & LIABILITIES — 0.8%		431,620

NET ASSETS — 100.0%		$51,699,321

(a)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(b)	The rate shown is the annualized seven-day yield at period end.
(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SSgA GLOBAL ALLOCATION PORTFOLIO

SCHEDULE OF INVESTMENTS

December 31, 2012 (Unaudited)

Security Description	Shares	Value

EXCHANGE TRADED PRODUCTS — 98.3%
COMMODITIES — 2.4%
PowerShares DB Gold Fund (a)	5,921	$339,569

DOMESTIC EQUITY — 28.0%
SPDR S&P 500 ETF Trust (b)	15,239	2,171,862
SPDR S&P 600 Small Cap ETF (b)	5,642	423,771
SPDR S&P Dividend ETF (b)	11,478	667,561
SPDR S&P MidCap 400 ETF Trust (b)	1,507	279,865
SPDR Wells Fargo Preferred Stock ETF (b)	9,091	408,913

		3,951,972

DOMESTIC FIXED INCOME — 26.4%
SPDR Barclays Aggregate Bond ETF (b)	7,051	414,387
SPDR Barclays High Yield Bond ETF (b)	27,299	1,111,069
SPDR Barclays Intermediate Term Corporate Bond ETF (b)	39,687	1,381,902
SPDR Barclays Long Term Corporate Bond ETF (b)	16,595	682,718
SPDR Barclays Short Term High Yield Bond ETF (b)	4,514	137,903

		3,727,979

INFLATION LINKED — 3.0%
SPDR Barclays TIPS ETF (b)	4,504	273,483
SPDR DB International Government Inflation-Protected Bond ETF (b)	2,214	140,678

		414,161

INTERNATIONAL EQUITY — 31.5%
SPDR EURO STOXX 50 ETF (b)	16,756	580,763
SPDR S&P Emerging Markets ETF (b)	10,753	721,526
SPDR S&P International Dividend ETF (b)	3,257	156,499
SPDR S&P International Small Cap ETF (b)	14,899	423,876
SPDR S&P World ex-US ETF (b)	83,879	2,124,655
SPDR STOXX Europe 50 ETF (b)	13,001	437,094

		4,444,413

INTERNATIONAL FIXED INCOME — 3.0%
SPDR Barclays Emerging Markets Local Bond ETF (b)	4,459	143,981
SPDR Barclays International Corporate Bond ETF (b)	7,998	283,129

		427,110

REAL ESTATE — 4.0%
SPDR Dow Jones International Real Estate ETF (b)	6,647	274,853
SPDR Dow Jones REIT ETF (b)	3,844	280,497

		555,350

TOTAL EXCHANGE TRADED PRODUCTS (Cost $13,477,726)		13,860,554

Security Description	Shares	Value

SHORT TERM INVESTMENT — 0.0% (c)
MONEY MARKET FUND — 0.0% (c)
State Street Institutional Liquid Reserves Fund 0.17% (b) (d) (Cost $6,163)	6,163	$6,163

TOTAL INVESTMENTS — 98.3% (e) (Cost $13,483,889)		13,866,717
OTHER ASSETS & LIABILITIES — 1.7%		239,357

NET ASSETS — 100.0%		$14,106,074

(a)	Qualified Publicly Traded Partnerships.
(b)	Affiliated Fund managed by SSgA Funds Management, Inc. (Note 3)
(c)	Amount shown represents less than 0.05% of net assets.
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs. (Note 2)

See accompanying notes to financial statements.

SSgA MASTER TRUST

STATEMENTS OF ASSETS AND LIABILITIES

December 31, 2012 (Unaudited)

	SSgA Multi-Asset Real Return Portfolio	SSgA Income Allocation Portfolio	SSgA Global Allocation Portfolio
ASSETS
Investments in securities of unaffiliated issuers, at value	$15,752,406	$—	$339,569
Investments in securities of affiliated issuers, at value	57,812,275	51,267,701	13,527,148

Total investments	73,564,681	51,267,701	13,866,717
Receivable for investment securities sold	—	—	136,095
Dividends receivable from affiliates (Note 3)	431,756	439,466	105,314

TOTAL ASSETS	73,996,437	51,707,167	14,108,126

LIABILITIES
Accrued advisory fees (Note 3)	7,467	7,807	2,035
Accrued trustees’ fees and expenses (Note 3)	19	39	17

TOTAL LIABILITIES	7,486	7,846	2,052

NET ASSETS	$73,988,951	$51,699,321	$14,106,074

COST OF INVESTMENTS
Unaffiliated issuers	$15,791,820	$—	$346,213
Affiliated issuers	57,211,543	50,399,813	13,137,676

Total cost of investments	$73,003,363	$50,399,813	$13,483,889

See notes to financial statements.

SSgA MASTER TRUST

STATEMENTS OF OPERATIONS

For the Six Months Ended December 31, 2012 (Unaudited)

	SSgA Multi-Asset Real Return Portfolio	SSgA Income Allocation Portfolio	SSgA Global Allocation Portfolio
INVESTMENT INCOME
Dividend income on securities of unaffiliated issuers (Note 2)	$16,012	$—	$—
Dividend income on securities of affiliated issuers (Note 3)	487,206	749,980	164,502

TOTAL INVESTMENT INCOME	503,218	749,980	164,502

EXPENSES
Advisory fees (Note 3)	14,527	25,862	8,213
Trustees’ fees (Note 3)	48	116	43

TOTAL EXPENSES	14,575	25,978	8,256

NET INVESTMENT INCOME	488,643	724,002	156,246

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments in securities of unaffiliated issuers	9,480	—	3,210
Net realized gain (loss) on investments in securities of affiliated issuers	9,558	(3,948)	(6,786)
Net change in unrealized appreciation (depreciation) on investments	792,025	820,258	470,410

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	811,063	816,310	466,834

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$1,299,706	$1,540,312	$623,080

See notes to financial statements.

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SSgA MASTER TRUST

STATEMENTS OF CHANGES IN NET ASSETS

	SSgA Multi-Asset Real Return Portfolio		SSgA Income Allocation Portfolio
	Six Months Ended 12/31/12 (Unaudited)	For the Period 4/25/12*- 6/30/12	Six Months Ended 12/31/12 (Unaudited)	For the Period 4/25/12*- 6/30/12
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS:
Net investment income (loss)	$488,643	$41,553	$724,002	$99,208
Net realized gain (loss) on investments	19,038	(6,835)	(3,948)	(17,903)
Net change in unrealized appreciation (depreciation) on investments	792,025	(230,707)	820,258	47,630

Net increase (decrease) in net assets resulting from operations	1,299,706	(195,989)	1,540,312	128,935

CAPITAL TRANSACTIONS
Contributions	68,346,424	7,426,949	41,045,400	8,984,674
Withdrawals	(1,483,943)	(1,404,196)	—	—

Net increase in net assets from capital transactions	66,862,481	6,022,753	41,045,400	8,984,674

Net increase in net assets during the period	68,162,187	5,826,764	42,585,712	9,113,609
NET ASSETS
Net assets at beginning of period	5,826,764	—	9,113,609	—

NET ASSETS END OF PERIOD	$73,988,951	$5,826,764	$51,699,321	$9,113,609

*	Commencement of operations

See notes to financial statements.

SSgA Global Allocation Portfolio
Six Months Ended 12/31/12 (Unaudited)	For the Period 4/25/12*- 6/30/12

$156,246	$40,985
(3,576)	(140,424)
470,410	(87,582)

623,080	(187,021)

9,032,243	6,035,173
—	(1,397,401)

9,032,243	4,637,772

9,655,323	4,450,751

4,450,751	—

$14,106,074	$4,450,751

SSgA MASTER TRUST

FINANCIAL HIGHLIGHTS

The following table includes selected supplemental data and ratios to average net assets:

	SSgA Multi-Asset Real Return Portfolio		SSgA Income Allocation Portfolio		SSgA Global Allocation Portfolio
	Six Months Ended 12/31/12 (Unaudited)	For the Period 4/25/12*- 6/30/12	Six Months Ended 12/31/12 (Unaudited)	For the Period 4/25/12*- 6/30/12	Six Months Ended 12/31/12 (Unaudited)	For the Period 4/25/12*- 6/30/12
Supplemental Data and Ratios:
Net assets, end of period (000s)	$73,989	$5,827	$51,699	$9,114	$14,106	$4,451

Ratios to average net assets:
Operating expenses (1)	0.20%	0.20%	0.20%	0.20%	0.20%	0.20%
Net investment income (1)	6.73%	3.84%	5.61%	8.39%	3.80%	4.34%
Portfolio turnover rate	11%	10%	26%	15%	43%	25%
Total return	7.66%	(3.42)%	6.04%	0.92%	7.78%	(1.82)%

*	Commencement of operations
(1)	Annualized.

See notes to financial statements.

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS

December 31, 2012 (Unaudited)

1.	Organization

SSgA Master Trust (the “Trust”), which is registered under the Investment Company Act of 1940, as amended (“1940 Act”), is an open-end investment management company that was organized as a Massachusetts business trust on March 30, 2011.

As of December 31, 2012, the Trust offered three (3) portfolios, each of which represents a separate series of beneficial interest in the Trust (each referred to as a “Portfolio”, collectively as the “Portfolios”). The financial statements herein relate to the following three (3) Portfolios: SSgA Multi-Asset Real Return Portfolio, SSgA Income Allocation Portfolio and SSgA Global Allocation Portfolio. Each Portfolio serves as a master fund in a master feeder structure.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. Additionally, in the normal course of business, the Trust enters into contracts with service providers that contain general indemnification clauses. The Trust’s maximum exposure under these arrangements is unknown as this could involve future claims that may be made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

The Trust invests in various investments which are exposed to risks, such as market risk. Due to the level of risk associated with certain investments it is at least reasonably possible that changes in the values of investment securities will occur in the near term and that such changes could be material.

Each Portfolio invests its assets in other exchange-traded products (referred to as “underlying Funds”). The underlying Funds, in turn, may engage in a number of investment techniques and practices, which involve certain risks. Certain underlying Funds invest their portfolios in debt securities. Investments in debt securities may increase or decrease as a result of the following: market fluctuations, increases in interest rates, inability of issuers to repay principal and interest or illiquidity in the debt securities markets; the risk of low rates of return due to reinvestment of securities during periods of falling interest rates or repayment by issuers with higher coupon or interest rates; and/or the risk of low income due to falling interest rates. Certain underlying Funds invest their portfolios in foreign securities including emerging markets. Foreign investments involve certain risks that are greater than those associated with investments in securities of U.S. issuers. Returns on investments in foreign securities could be more volatile than, or trail the returns on, investments in U.S. securities. Investments in securities issued by entities based outside the United States pose distinct risks since political and economic events unique to a country or region will affect those markets and their issuers. Investment in emerging markets involves greater risk of loss than investments in a developed market. This is due to, among other things, greater market volatility, lower trading volume, political and economic instability, high levels of inflation, deflation or currency devaluation, greater risk of market shut down, and more governmental limitations on foreign investment policy than those typically found in a developed market. Certain underlying Funds invest their portfolios in commodities markets. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events. Factors that may significantly affect the prices of commodities include, but are not limited to: global supply and demand; domestic and international interest rates and investors’ expectations of interest rates; inflation rates and investors’ expectations of inflation rates; the investment and trading activities of commodity futures contracts; political, economic, or financial events, both globally and regionally.

2.	Summary of Significant Accounting Policies

The following is a summary of significant accounting policies followed by the Trust in the preparation of its financial statements:

The preparation of financial statements in accordance with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. These financial statements are presented in United States dollars.

Security Valuation

The value of each Portfolio’s portfolio securities and other financial instruments is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2012 (Unaudited)

or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in underlying funds are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including but not limited to, situations when trading in a security has been suspended or halted. Accordingly, a Portfolio’s net asset value may reflect certain portfolio securities’ fair values rather than their market prices. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Portfolios follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance for the fair value option for financial assets and financial liabilities provides Portfolios the irrevocable option to measure many financial assets and liabilities at fair value with changes in fair value recognized in earnings. The guidance also establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments.

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Portfolios’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Portfolios’ net assets are computed and that may materially affect the value of the Portfolios’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Portfolio’s net asset value and the prices used by the Portfolio’s benchmark index, which, in turn, could result in a difference between the Portfolio’s performance and the performance of the Portfolio’s benchmark index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments.

The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Portfolio’s investments by category.

The following table summarizes the inputs used in valuing the Portfolios’ investments as of December 31, 2012:

	Level 1 — Quoted Prices	Level 2 — Other Significant Observable Inputs	Level 3 — Significant Unobservable Inputs	Total
SSgA Multi-Asset Real Return Portfolio	$73,564,681	$—	$—	$73,564,681
SSgA Income Allocation Portfolio	51,267,701	—	—	51,267,701
SSgA Global Allocation Portfolio	13,866,717	—	—	13,866,717

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2012 (Unaudited)

Investment Income

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. The value of additional securities received as dividend payments is recorded as income and as an increase to the cost basis of such securities.

Expenses

Advisory fees and other expenses, which are directly identifiable to a specific Portfolio, are applied to that Portfolio. Trustees’ fees and other expenses which cannot be attributed to a specific Portfolio are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative net assets of the Portfolios.

Investment Transactions

Investment transactions are recorded as of the trade date. Realized gains and losses from the sale or disposition of securities are recorded on the identified cost basis. Corporate actions (including cash dividends) are recorded net of foreign tax withholdings on the ex-dividend date.

Federal Income Tax

The Portfolios are not required to pay federal income taxes on their net investment income and net capital gains because they are treated as partnerships for federal income tax purposes. All interest, gains and losses of the Portfolios are deemed to have been “passed through” to the Portfolios’ partners in proportion to their holdings in the respective Portfolio, regardless of whether such items have been distributed by the Portfolios. Each partner is responsible for tax liability based on its distributive share; therefore, no provision has been made for federal income taxes. The Portfolios have reviewed the tax positions for the open tax years as of June 30, 2012 and have determined that no provision for income tax is required in the Portfolios’ Financial Statements. The Portfolios’ federal tax returns are subject to examination by the Portfolios’ major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts. The Portfolios’ recognized interest and penalties, if any, related to tax liabilities as income tax expense in the Statements of Operations.

3.	Fees and Compensation Paid to Affiliates and Other Related Party Transactions

Advisory Fee

Each Portfolio has entered into an Investment Advisory Agreement with SSgA Funds Management, Inc. (the “Adviser” or “SSgA FM”). As compensation for the services rendered, facilities furnished, and expenses borne by the Adviser, each Portfolio pays the Adviser a fee accrued daily and paid monthly, based on a percentage of each Portfolio’s average daily net assets as shown in the following table:

Annual Rate
SSgA Multi-Asset Real Return Portfolio	0.20%
SSgA Income Allocation Portfolio	0.20
SSgA Global Allocation Portfoilo	0.20

The Adviser pays all operating expenses of each Portfolio other than management fee, distribution fee pursuant to each Portfolio’s Distribution and Service Plan, if any, brokerage, taxes, interest, fees and expenses of the Independent Trustees (including any Trustees’ counsel fees), litigation expenses, acquired fund fees and expenses and other extraordinary expenses.

State Street Bank and Trust Company (“State Street”), an affiliate of the Adviser, receives fees for its services as Custodian, Administrator and Transfer Agent from the Adviser.

Trustees’ Fees

The Trust, SSgA Active Trust, SPDR Series Trust and SPDR Index Shares Funds pay, in the aggregate, each Independent Trustee an annual fee of $150,000 plus $10,000 per in-person meeting attended and $1,250 for each telephonic or video

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2012 (Unaudited)

conference meeting attended. The Chairman of the Board receives an additional annual fee of $50,000 and the Chairman of the Audit Committee receives an additional annual fee of $20,000. The Trust also reimburses each Independent Trustee for travel and other out-of-pocket expenses incurred by him/her in connection with attending such meetings and in connection with attending industry seminars and meetings. Trustee fees are allocated among the Trusts and each of their respective series in such a manner as deemed equitable, taking into consideration the relative net assets of the series.

Transactions with Affiliates

Each Portfolio may invest in certain money market funds and underlying Funds affiliated with the Adviser. Amounts related to investments in affiliated underlying Funds at December 31, 2012, and for the period then ended are:

	Number of Shares Held at 6/30/12	Value at 6/30/12	Purchased		Sold		Number of Shares Held at 12/31/12	Value at 12/31/12	Dividend Income	Realized Gain (Loss)
SSgA Multi-Asset Real Return Portfolio			Cost	Shares	Proceeds	Shares
SPDR Barclays TIPS ETF	15,983	$952,587	$8,884,053	145,949	$628,403	10,424	151,508	$9,199,566	$22,097	$118
SPDR DB International Government Inflation-Protected Bond ETF	6,282	369,884	5,810,020	92,113	379,618	6,257	92,138	5,854,448	51,316	(160)
SPDR S&P Global Natural Resources ETF	29,315	1,394,690	20,947,957	413,355	841,856	16,751	425,919	21,960,384	142,412	8,389
SPDR S&P International Energy Sector ETF	4,935	115,479	1,367,566	55,119	30,872	1,228	58,826	1,468,238	12,829	423
SPDR S&P Metals & Mining ETF	4,199	174,007	2,056,617	47,007	55,509	1,325	49,881	2,251,628	8,093	(1,540)
The Energy Select Sector SPDR Fund	4,377	290,501	3,437,174	48,081	96,286	1,335	51,123	3,652,227	15,166	2,592
SPDR Dow Jones International Real Estate ETF	12,828	471,814	6,422,140	156,456	469,953	11,868	157,416	6,509,151	186,213	7,430
SPDR Dow Jones REIT ETF	12,160	886,342	6,319,860	87,748	629,700	8,696	91,212	6,655,740	48,904	(7,694)
State Street Institutional Liquid Reserves Fund	41,023	41,023	1,483,038	1,483,038	1,263,168	1,263,168	260,893	260,893	176	—

	Number of Shares Held at 6/30/12	Value at 6/30/12	Purchased		Sold		Number of Shares Held at 12/31/12	Value at 12/31/12	Dividend Income	Realized Gain (Loss)
SSgA Income Allocation Portfolio			Cost	Shares	Proceeds	Shares
SPDR S&P Dividend ETF	30,590	$1,702,334	$6,493,325	112,462	$1,486,132	25,738	117,314	$6,822,982	$93,622	$(4,453)
SPDR Wells Fargo Preferred Stock ETF	11,963	541,326	3,787,618	82,709	—	—	94,672	4,258,347	101,169	—
SPDR Barclays Convertible Securities ETF	4,649	174,616	350,509	8,961	250,517	6,435	7,175	289,153	5,847	1,077
SPDR Barclays High Yield Bond ETF	22,084	871,435	3,929,168	97,692	1,044,914	25,756	94,020	3,826,614	85,781	4,672
SPDR Barclays Long Term Corporate Bond ETF	31,334	1,278,427	6,374,842	152,277	284,714	6,831	176,780	7,272,729	82,512	25,091
SPDR Barclays Long Term Treasury Bond ETF	11,918	861,195	3,422,706	47,650	199,055	2,702	56,866	3,986,875	28,456	2,241
SPDR Barclays Short Term High Yield Bond	—	—	502,276	16,539	—	—	16,539	505,266	4,479	—
SPDR Nuveen Barclays Build America Bond ETF	3,008	180,528	767,207	12,509	457,397	7,332	8,185	503,787	10,735	3,837
SPDR Barclays TIPS ETF	7,366	439,013	2,858,113	47,002	1,054,082	17,140	37,228	2,260,484	13,192	4,401
SPDR EURO STOXX 50 ETF	—	—	517,316	16,003	—	—	16,003	554,664	3,703	—
SPDR FTSE/Macquarie Global Infrastructure 100 ETF	11,312	448,973	3,132,321	78,608	—	—	89,920	3,620,179	42,914	—
SPDR S&P Emerging Markets Dividend ETF	10,804	488,017	3,668,071	83,187	178,200	4,037	89,954	4,244,030	77,703	(19,290)
SPDR S&P International Dividend ETF	13,900	619,106	3,170,649	69,707	—	—	83,607	4,017,316	55,143	—
SPDR S&P International Telecommunications Sector ETF	8,217	179,541	863,045	38,405	301,292	13,318	33,304	732,688	8,652	(3,411)
SPDR STOXX Europe 50 ETF	14,518	429,733	2,528,907	79,505	473,376	14,856	79,167	2,661,595	19,446	(3,862)
SPDR Barclays Emerging Markets Local Bond ETF	2,864	89,214	1,374,732	42,472	43,962	1,412	43,924	1,418,306	43,339	(3)

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2012 (Unaudited)

	Number of Shares Held at 6/30/12	Value at 6/30/12	Purchased		Sold		Number of Shares Held at 12/31/12	Value at 12/31/12	Dividend Income	Realized Gain (Loss)
SSgA Income Allocation Portfolio			Cost	Shares	Proceeds	Shares
SPDR Barclays International Corporate Bond ETF	191	$6,188	$1,160,092	33,576	$—	—	33,767	$1,195,352	$6,090	$770
SPDR Dow Jones International Real Estate ETF	9,970	366,697	1,114,315	27,979	510,220	13,059	24,890	1,029,201	43,873	(897)
SPDR Dow Jones REIT ETF	4,398	320,570	1,754,006	24,137	276,497	3,893	24,642	1,798,127	23,196	(14,119)
State Street Institutional Liquid Reserves Fund	117,900	117,900	777,208	777,208	625,102	625,102	270,006	270,006	128	—

	Number of Shares Held at 6/30/12	Value at 6/30/12	Purchased		Sold		Number of Shares Held at 12/31/12	Value at 12/31/12	Dividend Income	Realized Gain (Loss)
SSgA Global Allocation Portfolio			Cost	Shares	Proceeds	Shares
SPDR S&P 500 ETF Trust	6,882	$937,810	$1,587,943	11,229	$401,348	2,872	15,239	$2,171,862	$21,418	$(4,969)
SPDR S&P 600 Small Cap ETF	2,533	178,653	305,722	4,183	80,602	1,074	5,642	423,771	3,529	2,311
SPDR S&P Dividend ETF	5,525	307,466	571,353	9,905	231,065	3,952	11,478	667,561	10,489	1,269
SPDR S&P MidCap 400 ETF Trust	507	86,849	180,643	1,005	924	5	1,507	279,865	1,439	4
SPDR Wells Fargo Preferred Stock ETF	—	—	415,675	9,091	—	—	9,091	408,913	6,913	—
SPDR Barclays Aggregate Bond ETF	2,963	173,750	430,650	7,293	188,910	3,205	7,051	414,387	1,758	2,721
SPDR Barclays High Yield Bond ETF	7,815	308,380	940,219	23,373	157,220	3,889	27,299	1,111,069	24,404	208
SPDR Barclays Intermediate Term Corporate Bond ETF	11,454	390,925	1,076,648	30,973	94,767	2,740	39,687	1,381,902	13,286	2,747
SPDR Barclays Long Term Corporate Bond ETF	4,332	176,745	512,460	12,263	—	—	16,595	682,718	9,134	1,989
SPDR Barclays Short Term High Yield Bond ETF	—	—	136,904	4,514	—	—	4,514	137,903	1,193	—
SPDR Barclays TIPS ETF	2,866	170,814	283,395	4,658	183,025	3,020	4,504	273,483	1,865	1,042
SPDR DB International Government Inflation-Protected Bond ETF	—	—	226,033	3,727	93,908	1,513	2,214	140,678	3,031	2,027
SPDR EURO STOXX 50 ETF	—	—	542,901	16,756	—	—	16,756	580,763	3,337	—
SPDR S&P Emerging Markets ETF	5,132	307,869	619,319	9,784	260,677	4,163	10,753	721,526	7,430	(8,228)
SPDR S&P International Dividend ETF	3,983	177,403	295,822	6,571	316,708	7,297	3,257	156,499	3,951	(7,640)
SPDR S&P International Small Cap ETF	1,693	43,696	362,373	13,385	5,013	179	14,899	423,876	6,528	(17)
SPDR S&P World ex-US ETF	23,954	536,809	1,670,990	70,026	239,230	10,101	83,879	2,124,655	19,643	(174)
SPDR STOXX Europe 50 ETF	—	—	568,073	18,046	157,956	5,045	13,001	437,094	2,711	546
SPDR Barclays Emerging Markets Local Bond ETF	—	—	145,711	4,459	—	—	4,459	143,981	3,313	46
SPDR Barclays International Corporate Bond ETF	5,377	174,215	255,136	7,480	159,239	4,859	7,998	283,129	2,100	(4,002)
SPDR Dow Jones International Real Estate ETF	1,230	45,239	530,629	13,496	327,795	8,079	6,647	274,853	12,300	5,979
SPDR Dow Jones REIT ETF	3,098	225,813	463,149	6,414	407,144	5,668	3,844	280,497	4,596	(2,647)
State Street Institutional Liquid Reserves Fund	158,815	158,815	458,847	458,847	611,499	611,499	6,163	6,163	134	—

4.	Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Portfolio for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2012, was as follows:

	Identified Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
SSgA Multi-Asset Real Return Portfolio	$73,003,363	$673,348	$112,030	$561,318
SSgA Income Allocation Portfolio	50,399,813	1,072,285	204,397	867,888
SSgA Global Allocation Portfolio	13,483,889	399,806	16,978	382,828

SSgA MASTER TRUST

NOTES TO FINANCIAL STATEMENTS (continued)

December 31, 2012 (Unaudited)

5.	Investment Transactions

For the period ended December 31, 2012, the Portfolios had purchases and sales of investment securities as follows:

	SSgA Multi-Asset Real Return Portfolio	SSgA Income Allocation Portfolio	SSgA Global Allocation Portfolio
Purchases
Short Term	$1,483,038	$777,208	$458,848
Long Term	70,345,115	47,769,219	12,679,085

Sales
Short Term	40,457	625,102	611,499
Long Term	2,050,440	6,560,359	3,566,523

For the period ended December 31, 2012, the Trust did not pay any commissions to an affiliate of the Adviser for investment transactions.

6.	Concentration of Risk

Although the Portfolios do not intend to concentrate their investments in any particular industry, if a Portfolio focuses in a single industry, group of industries or type of instrument, it may be more susceptible to any single economic, market, political or regulatory occurrence affecting that industry, group of industries or type of instrument.

7.	Recent Accounting Pronouncements

In December 2011, FASB issued ASU No. 2011-11 “Disclosures about Offsetting Assets and Liabilities.” These common disclosure requirements are intended to help investors and other financial statement users to better assess the effect or potential effect of offsetting arrangements on a portfolio’s financial position. They also improve transparency in the reporting of how companies mitigate credit risk, including disclosure of related collateral pledged or received. In addition, ASU 2011-11 facilitates comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of International Financial Reporting Standards. ASU 2011-11 requires entities to disclose both gross and net information about both instruments and transactions eligible for offset in the financial position; and disclose instruments and transactions subject to an agreement similar to a master netting agreement. ASU 2011-11 is effective for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. Management is currently evaluating the implications of ASU 2011-11 and its impact on financial statement disclosures.

SSgA MASTER TRUST

OTHER INFORMATION

December 31, 2012 (Unaudited)

Proxy Voting Policies and Procedures and Records

A description of the Trust’s proxy voting policies and procedures that are used by the Funds’ investment adviser to vote proxies relating to the Funds’ portfolio of securities are available (i) without charge, upon request by calling 1-866-787-2257 (toll free) or (ii) on the website of the Securities and Exchange Commission, at www.sec.gov. Information regarding how the investment advisor voted for the prior 12-months period ended June 30 is available by August 31 of each year by calling the same number and on the SEC’s website, at www.sec.gov, and on the Funds’ website at www.spdrs.com.

Quarterly Portfolio Schedule

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available on the SEC’s website at www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. The information on the Form N-Q is available upon request, without charge, by calling 1-866-787-2257 (toll free) and on the Funds’ website at www.spdrs.com.

The SPDR® Family of Exchange Traded Funds

The following is a list of SPDR ETFs being offered, along with their respective exchange trading symbols. Please call 1-866-787-2257 to obtain a prospectus for any SPDR ETF. The prospectus contains more complete information, including charges, expenses, investment objectives and risk factors that should be carefully considered to determine if the Fund(s) are an appropriate investment for you. Read the prospectus(es) carefully before investing. Investing involves risk, including possible loss of principal.

SPDR Series Trust

SPDR Dow Jones Total Market ETF (TMW)

SPDR Dow Jones Large Cap ETF (ELR)

SPDR S&P 500 Growth ETF (SPYG)

SPDR S&P 500 Value ETF (SPYV)

SPDR Dow Jones Mid Cap ETF (EMM)

SPDR S&P 400 Mid Cap Growth ETF (MDYG)

SPDR S&P 400 Mid Cap Value ETF (MDYV)

SPDR S&P 600 Small Cap ETF (SLY)

SPDR S&P 600 Small Cap Growth ETF (SLYG)

SPDR S&P 600 Small Cap Value ETF (SLYV)

SPDR Global Dow ETF (DGT)

SPDR Dow Jones REIT ETF (RWR)

SPDR S&P Bank ETF (KBE)

SPDR S&P Capital Markets ETF (KCE)

SPDR S&P Insurance ETF (KIE)

SPDR S&P Mortgage Finance ETF (KME)

SPDR S&P Regional Banking ETF (KRE)

SPDR Morgan Stanley Technology ETF (MTK)

SPDR S&P Dividend ETF (SDY)

SPDR S&P Aerospace & Defense ETF (XAR)

SPDR S&P Biotech ETF (XBI)

SPDR S&P Health Care Equipment ETF (XHE)

SPDR S&P Health Care Services ETF (XHS)

SPDR S&P Homebuilders ETF (XHB)

SPDR S&P Metals & Mining ETF (XME)

SPDR S&P Oil & Gas Equipment & Services ETF (XES)

SPDR S&P Oil & Gas Exploration & Production ETF (XOP)

SPDR S&P Pharmaceuticals ETF (XPH)

SPDR S&P Retail ETF (XRT)

SPDR S&P Semiconductor ETF (XSD)

SPDR S&P Software & Services ETF (XSW)

SPDR S&P Telecom ETF (XTL)

SPDR S&P Transportation ETF (XTN)

SPDR S&P 1500 Value Tilt ETF (VLU)

SPDR S&P 1500 Momentum Tilt ETF (MMTM)

SPDR Russell 1000 Low Volatility ETF (LGLV)

SPDR Russell 2000 Low Volatility ETF (SMLV)

SPDR Wells Fargo Preferred Stock ETF (PSK)

SPDR Barclays 1-3 Month T-Bill ETF (BIL)

SPDR Barclays TIPS ETF (IPE)

SPDR Barclays Short Term Treasury ETF (SST)

SPDR Barclays Intermediate Term Treasury ETF (ITE)

SPDR Barclays Long Term Treasury ETF (TLO)

SPDR Barclays Short Term Corporate Bond ETF (SCPB)

SPDR Barclays Intermediate Term Corporate Bond ETF (ITR)

SPDR Barclays Long Term Corporate Bond ETF (LWC)

SPDR Barclays Issuer Scored Corporate Bond ETF (CBND)

SPDR Barclays Convertible Securities ETF (CWB)

SPDR Barclays Mortgage Backed Bond ETF (MBG)

SPDR Barclays Aggregate Bond ETF (LAG)

SPDR Nuveen Barclays Capital Municipal Bond ETF (TFI)

SPDR Nuveen Barclays California Municipal Bond ETF (CXA)

SPDR Nuveen Barclays New York Municipal Bond ETF (INY)

SPDR Nuveen Barclays Short Term Municipal Bond ETF (SHM)

SPDR Nuveen S&P VRDO Municipal Bond ETF (VRD)

SPDR Nuveen S&P High Yield Municipal Bond ETF (HYMB)

SPDR Nuveen Barclays Build America Bond ETF (BABS)

SPDR DB International Government Inflation-Protected Bond ETF (WIP)

SPDR Barclays Short Term International Treasury Bond ETF (BWZ)

SPDR Barclays International Treasury Bond ETF (BWX)

SPDR Barclays International Corporate Bond ETF (IBND)

SPDR Barclays Emerging Markets Local Bond ETF (EBND)

SPDR Barclays High Yield Bond ETF (JNK)

SPDR Barclays Short Term High Yield Bond ETF (SJNK)

SPDR Barclays Investment Grade Floating Rate ETF (FLRN)

SPDR BofA Merrill Lynch Emerging Markets Corporate Bond ETF (EMCD)

SPDR BofA Merrill Lynch Crossover Corporate Bond ETF (XOVR)

SPDR Index Shares Funds

SPDR STOXX Europe 50 ETF (FEU)

SPDR EURO STOXX 50 ETF (FEZ)

SPDR S&P Emerging Asia Pacific ETF (GMF)

SPDR S&P Small Cap Emerging Asia Pacific ETF (GMFS)

SPDR S&P Russia ETF (RBL)

SPDR S&P China ETF (GXC)

SPDR S&P Emerging Markets ETF (GMM)

SPDR S&P Emerging Markets Dividend ETF (EDIV)

SPDR S&P BRIC 40 ETF (BIK)

SPDR S&P Emerging Europe ETF (GUR)

SPDR S&P Emerging Latin America ETF (GML)

SPDR S&P Emerging Middle East & Africa ETF (GAF)

SPDR S&P World ex-US ETF (GWL)

SPDR S&P International Small Cap ETF (GWX)

SPDR Dow Jones International Real Estate ETF (RWX)

SPDR FTSE/Macquarie Global Infrastructure 100 ETF (GII)

SPDR S&P Global Natural Resources ETF (GNR)

SPDR MSCI ACWI ex-US ETF (CWI)

SPDR MSCI ACWI IMI ETF (ACIM)

SPDR MSCI EM 50 ETF (EMFT)

SPDR Russell/Nomura PRIME Japan ETF (JPP)

SPDR Russell/Nomura Small Cap Japan ETF (JSC)

SPDR S&P International Dividend ETF (DWX)

SPDR S&P International Mid Cap ETF (MDD)

SPDR S&P Emerging Markets Small Cap ETF (EWX)

SPDR Dow Jones Global Real Estate ETF (RWO)

SPDR S&P International Consumer Discretionary Sector ETF (IPD)

SPDR S&P International Consumer Staples Sector ETF (IPS)

SPDR S&P International Energy Sector ETF (IPW)

SPDR S&P International Financial Sector ETF (IPF)

SPDR S&P International Health Care Sector ETF (IRY)

SPDR S&P International Industrial Sector ETF (IPN)

SPDR S&P International Materials Sector ETF (IRV)

SPDR S&P International Technology Sector ETF (IPK)

SPDR S&P International Telecommunications Sector ETF (IST)

SPDR S&P International Utilities Sector ETF (IPU)

The Select Sectors SPDR Trust

The Consumer Discretionary Select Sector SPDR Fund (XLY)

The Consumer Staples Select Sector SPDR Fund (XLP)

The Energy Select Sector SPDR Fund (XLE)

The Financial Select Sector SPDR Fund (XLF)

The Health Care Select Sector SPDR Fund (XLV)

The Industrial Select Sector SPDR Fund (XLI)

The Materials Select Sector SPDR Fund (XLB)

The Technology Select Sector SPDR Fund (XLK)

The Utilities Select Sector SPDR Fund (XLU)

SSgA Active ETF Trust

SPDR SSgA Multi-Asset Real Return ETF (RLY)

SPDR SSgA Income Allocation ETF (INKM)

SPDR SSgA Global Allocation ETF (GAL)

SPDR Dow Jones Industrial Average ETF Trust (DIA)

SPDR S&P 500 ETF Trust (SPY)

State Street Global Markets, LLC, member FINRA, SIPC, is distributor for all investment portfolios of SPDR Series Trust, SPDR Index Shares Funds, and SSgA Active ETF Trust. ALPS Distributors, Inc., a registered broker-dealer, is distributor for SPDR S&P 500 ETF Trust (SPY) and SPDR Dow Jones Industrial Average ETF Trust (DIA), both unit investment trusts, and all investment portfolios of The Select Sector SPDR Trust.

SSgA Master Trust

TRUSTEES

Bonny E. Boatman

Dwight D. Churchill

David M. Kelly

Frank Nesvet, Chairman

James E. Ross

Carl G. Verboncoeur

OFFICERS

Ellen M. Needham, President

Michael P. Riley, Vice President

Chad C. Hallett, Treasurer

Matthew W. Flaherty, Assistant Treasurer

Laura F. Dell, Assistant Treasurer

Ryan M. Louvar, Secretary

Mark E. Tuttle, Assistant Secretary

Scott E. Habeeb, Assistant Secretary

Jacqueline Angell, Chief Compliance Officer

INVESTMENT MANAGER

SSgA Funds Management, Inc.

State Street Financial Center

One Lincoln Street

Boston, MA 02111

CUSTODIAN, ADMINISTRATOR AND TRANSFER AGENT

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

LEGAL COUNSEL

Bingham McCutchen LLP

2020 K Street, NW

Washington, DC 20006

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

200 Clarendon Street

Boston, MA 02116

State Street Global Advisors

State Street Financial Center

One Lincoln Street

Boston, MA 02111

ETFs trade like stocks, are subject to investment risk, fluctuate in market value and may trade at prices above or below the ETFs net asset value. Brokerage commissions and ETF expenses will reduce returns.

Because the SPDR SSgA Active Asset Allocation ETFs are actively managed, they are therefore subject to the risk that the investments selected by SSgA may cause the ETFs to underperform relative to their benchmarks or other funds with similar investment objectives. Actively managed ETFs do not seek to replicate the performance of a specified index.

Foreign investments involve greater risks than U.S. investments, including political and economic risks and the risk of currency fluctuations, all of which may be magnified in emerging markets.

Bond funds contain interest rate risk (as interest rates rise bond prices usually fall); the risk of issuer default; issuer credit risk; liquidity risk; and inflation risk.

Commodities investing entail significant risk as commodity prices can be extremely volatile due to wide range of factors.

“SPDR” is a registered trademark of Standard & Poor Financial Services LLC (“S&P”) and has been licensed for use by State Street Corporation. No financial product offered by State Street Corporation or its affiliates is sponsored, endorsed, sold or promoted by S&P or its Affiliates, and S&P and its affiliates make no representation, warranty or condition regarding the advisability of buying, selling or holding units/shares in such products. Further limitations and important information that could affect investors’ rights are described in the prospectus for the applicable product.

Before investing, consider the fund’s investment objectives, risks, charges and expenses. To obtain a prospectus or summary prospectus which contains this and other information, call 866.787.2257 or visit www.spdrs.com. Read it carefully.

IBG - 8115

For more complete information, please call 866.787.2257 or visit www.spdrs.com today SPDRACTSAR

Item 2. Code of Ethics.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 3. Audit Committee Financial Expert.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 4. Principal Accountant Fees and Services.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 5. Disclosure of Audit Committees for Listed Companies.

Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

Item 6. Schedule of Investments.

A Schedule of Investments for each series of the registrant is included as a part of the semi-annual reports to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

Registrant has not adopted any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board.

Item 11. Controls and Procedures.

(a) Within 90 days of the filing date of this Form N-CSR, Ellen M. Needham, the registrant’s President and Principal Executive Officer, and Chad C. Hallett, the registrant’s Treasurer and Principal Financial Officer, reviewed the registrant’s disclosure controls and procedures and evaluated their effectiveness. Based on their review, Ms. Needham and Mr. Hallett determined that the disclosure controls and procedures adequately ensure that information required to be disclosed by the registrant in its periodic reports is recorded, processed, summarized and reported within the time periods required by the Securities and Exchange Commission.

(b) There were no significant changes in the registrant’s internal controls or in other factors that have materially affected, or are reasonably likely to materially affect, its controls over financial reporting subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12. Exhibits.

(a)(1) Not applicable to the registrant; this Form N-CSR is a Semi-Annual Report.

(a)(2) Separate certifications required by Rule 30a-2(a) under the Investment Company Act of 1940 for each principal executive officer and principal financial officer of the registrant are attached.

(a)(3) Not applicable

(b) A single certification required by Rule 30a-2(b) under the Investment Company Act of 1940, Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 and Section 1350 of Chapter 63 of Title 18 of the United States Code for the principal executive officer and principal financial officer of the registrant is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SSgA Master Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 7, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President and Principal Executive Officer

Date:	March 7, 2013

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer and Principal Financial Officer

Date:	March 7, 2013